ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - Tien Seng Tong [Member]	Jan. 10, 2025 shares
DisclosureLineItems [Line Items]
Stock issued shares acquisitions	6,000,000
Equity stake percetage	74.00%